Related Parties - Summary of Compensation to Directors and Executive Officers (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel
Short-term employee benefits		$ 4	$ 2	$ 2
Post-employment benefits	[1]
Share-based payment		$ 172	$ 24	$ 6

[1]	Amount less than $1 million